Statement of Operations - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Formation and operating costs	$ 2,724,770	$ 531,404
Loss from operations	(2,724,770)	(531,404)
Other Income (Expense)
Interest income	4,432	10
Offering cost associated with warrants recorded as liabilities		(980,895)
Loss on sale of private placement warrants		(2,796,275)
Total other income (expense)	(13,865,791)	(7,385,435)
Net loss	(16,590,561)	(7,916,839)
Other Income (Expense)
Interest income	20
Interest income on marketable securities held in Trust account	4,432
Change in fair value of warrant liabilities	(13,870,243)	$ (3,608,275)
Class A Common Stock
Other Income (Expense)
Net loss
Weighted average shares outstanding (in Shares)	30,000,000	30,000,000
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.00
Class B Common Stock
Other Income (Expense)
Net loss
Weighted average shares outstanding (in Shares)	7,500,000	6,856,915
Basic and diluted net income per share (in Dollars per share)	$ (2.21)	$ (1.15)